INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Dec. 31, 2021	Mar. 31, 2021
Current assets
Cash and cash equivalents	$ 175,392	$ 215,989
Restricted cash	3,406	1,139
Trade and other receivables, net	549,065	340,201
Gas in storage	23,702	2,993
Fair value of derivative financial assets	209,768	25,026
Income taxes recoverable	13,044	8,238
Other current assets	183,704	163,405
Total current assets	1,158,081	756,991
Non-current assets
Investments		32,889
Property and equipment, net	12,976	17,827
Intangible assets, net	63,730	70,723
Goodwill	163,954	163,770
Fair value of derivative financial assets	96,962	10,600
Deferred income tax assets	673	3,744
Other non-current assets	46,077	35,262
Total non-current assets	384,372	334,815
TOTAL ASSETS	1,542,453	1,091,806
Current liabilities
Trade and other payables	993,621	921,595
Deferred revenue	8,090	1,408
Income taxes payable	3,235	4,126
Fair value of derivative financial liabilities	11,450	13,977
Provisions	866	6,786
Current portion of long-term debt	623,385	654,180
Total current liabilities	1,640,647	1,602,072
Non-current liabilities
Long-term debt	211	1,560
Fair value of derivative financial liabilities	24,664	61,169
Deferred income tax liabilities	4	2,749
Other non-current liabilities	3,688	19,078
Total non-current liabilities	28,567	84,556
TOTAL LIABILITIES	1,669,214	1,686,628
SHAREHOLDERS' DEFICIT
Shareholders' capital	1,537,863	1,537,863
Contributed deficit	(10,189)	(11,634)
Accumulated deficit	(1,749,527)	(2,211,728)
Accumulated other comprehensive income	95,475	91,069
Non-controlling interest	(383)	(392)
TOTAL SHAREHOLDERS' DEFICIT	(126,761)	(594,822)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	$ 1,542,453	$ 1,091,806